Other (Expense) Income Net Other (Expense) Income Net (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Income Expense Net [Table Text Block]

	Years ended December 31,
	2015	2014	2013
	(millions)
Gain on disposal of operations	$25	$12	$2
Gain on remeasurement of interest in associates (i)	59	—	—
Impact of Venezuelan currency devaluation (ii)	(30)	(14)	—
Foreign exchange gain	1	8	20
Other income (expense), net	$55	$6	$22